Finance Items (Details) - Schedule of Finance Items - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Finance income
Interest income	$ 6,247	$ 4,578
Dividend income		76
Total Interest income	6,247	4,654
Finance costs
Interest on lease obligation	22	43
Impairment charges for expected credit loss against bond investments		2,883
Loss on disposal of bonds		93
Unwinding of discount of environmental rehabilitation provision (Note 16)	191	239
Total finance costs	$ 213	$ 3,258